UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.4%
	CONSUMER DISCRETIONARY – 9.4%
5,300	Adidas A.G. - ADR	$218,042
6,000	Home Depot, Inc.	362,220
6,200	J.C. Penney Co., Inc.	150,598
9,900	Lennar Corp. - Class A	344,223
		1,075,083

	CONSUMER STAPLES – 9.5%
7,200	Aeon Co., Ltd.	81,466
3,250	Bunge Ltd.	217,913
3,100	Diageo PLC - ADR	349,463
5,100	General Mills, Inc.	203,235
6,700	Unilever N.V.	237,716
		1,089,793

	ENERGY – 5.4%
6,952	Repsol YPF S.A. - ADR	134,174
2,650	Schlumberger Ltd.	191,674
3,500	Total S.A. - ADR	175,350
2,600	Transocean Ltd.	116,714
		617,912

	FINANCIALS – 17.6%
27,328	Banco Santander S.A. - ADR	203,867
4,500	DBS Group Holdings Ltd. - ADR	209,925
3,100	DNB ASA	38,014
1,662	DNB ASA - ADR	202,764
5,800	First Republic Bank	199,868
4,950	JPMorgan Chase & Co.	200,376
29,500	Mitsubishi UFJ Financial Group, Inc. - ADR	137,175
1,800	ORIX Corp.	180,830
9,400	Standard Chartered PLC	212,508
3,000	Swiss Re A.G.	192,823
9,700	UDR, Inc. - REIT	240,754
		2,018,904

	HEALTH CARE – 8.0%
4,900	Abbott Laboratories	335,944
3,500	Baxter International, Inc.	210,910
7,500	Community Health Systems, Inc.*	218,550
9,150	Daiichi Sankyo Co., Ltd. - ADR	150,243
		915,647

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 8.9%
2,900	General Dynamics Corp.	$191,748
8,000	Komatsu Ltd.	157,560
1,900	Nidec Corp.	139,018
3,200	Pall Corp.	203,168
2,250	SPX Corp.	147,173
24,000	TOTO Ltd.	176,525
		1,015,192

	INFORMATION TECHNOLOGY – 17.7%
360	Apple, Inc.	240,214
6,100	eBay, Inc.*	295,301
9,700	EMC Corp.*	264,519
10,100	Molex, Inc. - Class A1	219,372
7,800	Oracle Corp.	245,622
250	Samsung Electronics Co., Ltd.	302,764
16,450	Telefonaktiebolaget LM Ericsson - ADR	150,189
7,650	Texas Instruments, Inc.	210,757
29,000	Toshiba Corp.	92,901
		2,021,639

	MATERIALS – 4.3%
6,250	Dow Chemical Co.	181,000
1,700	Martin Marietta Materials, Inc.	140,879
28,000	Toray Industries, Inc.	165,761
		487,640

	TELECOMMUNICATION SERVICES – 2.0%
7,900	Vodafone Group PLC - ADR	225,111

	UTILITIES – 3.6%
14,100	AES Corp.*	154,677
15,900	Enersis S.A. - ADR	260,601
		415,278

	TOTAL COMMON STOCKS (Cost $10,030,904)	9,882,199

Principal Amount

	MEDIUM TERM NOTE – 3.6%
$400,000	Abbey National Treasury Services PLC 4.000%, 4/27/2016	$416,013

	TOTAL MEDIUM TERM NOTES (Cost $392,923)	416,013

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2012 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 9.4%
1,074,973	Federated Prime Obligations Fund - Institutional Shares, 0.14%2	$1,074,973

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,074,973)	1,074,973

	TOTAL INVESTMENTS – 99.4% (Cost $11,498,800)	11,373,185
	Other Assets in Excess of Liabilities – 0.6%	67,093

	TOTAL NET ASSETS – 100.0%	$11,440,278

	SECURITIES SOLD SHORT – (1.9)%
	COMMON STOCKS – (1.9)%
	INFORMATION TECHNOLOGY – (1.9)%
(8,400)	Molex, Inc.	(220,752)

	TOTAL SECURITIES SOLD SHORT (Proceeds $234,339)	(220,752)

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

Note 1 – Organization
Aristotle/Saul Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales – The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At September 30, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Aristotle/Saul Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2012 (Unaudited)

Cost of investments	$11,498,803

Proceeds from securities sold short	$(234,339)

Gross unrealized appreciation	$576,576
Gross unrealized depreciation	(688,541)

Net unrealized appreciation (depreciation) on investments and securities sold short	$(111,965)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Aristotle/Saul Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2012 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities - Long
Common Stocks1	$9,882,199	$-	$-	$9,882,199
Medium Term Note	-	416,013	-	416,013
Short-Term Investments	1,074,973	-	-	1,074,973
Total Investments in Securities	$10,957,172	$416,013	$-	$11,373,185

Investments in Securities - Short
Common Stocks1	$(220,752)	$-	$-	$(220,752)
Total Investments in Securities	$(220,752)	$-	$-	$(220,752)

1
All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	11/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	11/29/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/12